Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (57,515)	$ (35,491)	$ (9,431)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	10,703	2,259	662
Depreciation and amortization expense	875	376	6
Loss on disposal of property and equipment	67
Accretion of discounts on marketable securities	(190)
Non-cash interest expense			163
License fees paid in common and preferred stock		9,275	318
Consultant fees paid in common stock			157
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,811)	(895)	(41)
Accounts payable	2,500	(1,125)	1,006
Accrued expenses and other current liabilities	2,239	3,342	631
Other assets		(4)
Other long-term liabilities	1,246
Net cash used in operating activities	(41,886)	(22,263)	(6,529)
Cash flows from investing activities:
Purchases of property and equipment	(7,672)	(2,199)	(139)
Proceeds from sale of property and equipment	12
Purchase of marketable securities	(84,043)
Net cash used in investing activities	(91,703)	(2,199)	(139)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriting discounts and commissions	93,000
Proceeds from issuance of redeemable convertible preferred stock	52,300	71,695	4,305
Proceeds from issuance of convertible notes payable			6,500
Payments of initial public offering costs	(3,094)
Payments of redeemable convertible preferred stock issuance costs	(88)	(213)	(107)
Proceeds from issuance of common and restricted stock		4	13
Proceeds from exercise of common stock options	29
Net cash provided by financing activities	142,147	71,486	10,711
Net increase in cash, cash equivalents and restricted cash	8,558	47,024	4,043
Cash, cash equivalents and restricted cash at beginning of period	51,567	4,543	500
Cash, cash equivalents and restricted cash at end of period	60,125	51,567	4,543
Supplemental disclosure of non-cash investing and financing activities:
Conversion of redeemable convertible preferred stock to common stock	144,739
Purchase of property and equipment included in accounts payable and accrued expenses	1,538		375
Accretion of redeemable convertible preferred stock to redemption value	$ 88	213	107
Cumulative dividends on Series A redeemable convertible preferred stock		437	197
Reversal of cumulative dividends on Series A redeemable convertible preferred stock		$ (634)
Conversion of notes payable and accrued interest into redeemable convertible preferred stock			7,164
Other receivable from investor for redeemable convertible preferred stock			$ 6,250